S000028683 [Member] Investment Objectives and Goals - Variable Portfolio - Aggressive Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Variable Portfolio-Aggressive Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Variable Portfolio-Aggressive Portfolio (Aggressive Portfolio or the Fund) seeks to provide a high level of total return that is consistent with an aggressive level of risk.